VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2018
VESSELS, NET [Abstract]
Vessels, Net
The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard.

All figures in USD ‘000	2018		2017
Vessels as of January 1	1,769,967		1,700,040
Additions Vessels	169,446		69,927
Disposals Vessels	(632,326)		-
Drydocking as of January 1	119,303		99,153
Additions Drydocking	8,210		20,150
Disposals Drydocking	(75,182)		-
Total Vessels and Drydocking	1,359,418		1,889,270
Less Accumulated Depreciation	(405,660	)*	(842,977)
Less Accumulated Impairment Loss on Vessels	-	**	(110,480)
Vessels, net	953,758		935,813

*	Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded

**	Impairment charges of $2.2 million and $110.5 million related to vessels disposed of in 2018 is excluded